Related-party transactions - Related-party transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	€ 232	€ 196	€ 207
Purchases of goods, related party transactions	67	62	81
Amounts receivable, related party transactions	28	127	33
Amounts payable, related party transactions	€ 1	€ 36	€ 3